Cover	Apr. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2023
Entity File Number	000-56157
Entity Registrant Name	ACHISON INC.
Entity Central Index Key	0001672571
Entity Tax Identification Number	47-2643986
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	36-36 Prince St. Suite 305
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	(929)
Local Phone Number	527-5382
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false